Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 18, 2017
Registrant Name	SUNAMERICA INCOME FUNDS
Central Index Key	0000795307
Amendment Flag	false
Document Creation Date	Dec. 18, 2017
Document Effective Date	Dec. 18, 2017
Prospectus Date	Jul. 28, 2017
Class A, Class C, & Class W Prospectus | AIG Flexible Credit Fund | Class A
Prospectus:
Trading Symbol	SHNAX
Class A, Class C, & Class W Prospectus | AIG Flexible Credit Fund | Class C
Prospectus:
Trading Symbol	SHNCX
Class A, Class C, & Class W Prospectus | AIG Flexible Credit Fund | Class W
Prospectus:
Trading Symbol	SHNWX
Class T Prospectus | AIG Flexible Credit Fund | Class T
Prospectus:
Trading Symbol	SHNTX